Warrant (Tables)	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Summary of Fair Value of Warrant

The fair value of the warrant was measured using the Monte Carlo pricing model. Significant inputs into the model as of August 2, 2023 are as follows:

Monte Carlo Assumptions	August 2, 2023

Exercise price	$1.00
Warrant expiration date	June 30, 2030
Stock price	$0.85
Interest rate (annual) (1)	4.21%
Volatility (annual) (2)	50.0%
Remaining term (years)	6.91
Annualized dividend yield (3)	0%